Significant Accounting Policies (Details Textual) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Jun. 30, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 USD ($)
Due to Related Parties, Current			$ 2,304	$ 2,470
Foreign Currency Transaction Gain (Loss), before Tax			942	865	$ 690
Cash and Cash Equivalents, at Carrying Value, Total	$ 89,793		62,434	63,834	89,793			$ 106,517
Gains Losses On Intra-entity Foreign Currency Transactions Long Term Investment Nature			335	560	294
Defined Contribution Plan, Cost Recognized			5,473	5,126	4,878
Advertising Expense			3,336	2,777	1,973
Shipping, Handling and Transportation Costs			1,654	1,389	1,235
Value Added Tax Rate	3.00%	6.00%
Restricted Cash and Cash Equivalents, Current			$ 3,007	1,626
Use Rights [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life			28 years
Use Rights [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life			49 years
Seasonal Influenza Vaccine [Member]
Revenue Recognition, Sales Returns, Reserve for Sales Returns			$ 533	1,462
Inactivated Hepatitis A Vaccine And Combined Inactivated Hepatitis A And B Vaccine [Member]
Revenue Recognition, Sales Returns, Reserve for Sales Returns			$ 5,039	$ 5,900
Percentage Of Sales Return Provision Of Private Pay Market Sales			10.90%	13.60%
Denominated in RMB [Member]
Cash and Cash Equivalents, at Carrying Value, Total			$ 47,234	$ 46,923		¥ 328	¥ 304
Advertising Expense				$ 865	$ 690